Schedule of Investment in Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 2,147	₪ 1,922
F.O.R.E biotherapeutics ltd [member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	2,147	1,922
Cavnox ltd [member]
IfrsStatementLineItems [Line Items]
Fair value of the investment